Unaudited Selected Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Financial Data

	First Quarter		Second Quarter		Third Quarter		Fourth Quarter
	2015	2014	2015	2014	2015	2014	2015	2014
Revenue	$4,773	$6,293	$4,441	$4,581	$4,743	$4,258	$5,167	$4,269
Net loss	$(4,853)	$(3,600)	$(5,478)	$(5,478)	$(6,487)	$(7,092)	$(5,845)	$(5,940)
Basic net loss per share	$(0.04)	$(0.03)	$(0.05)	$(0.05)	$(0.05)	$(0.06)	$(0.05)	$(0.05)
Diluted net loss per share	$(0.04)	$(0.03)	$(0.05)	$(0.05)	$(0.05)	$(0.06)	$(0.05)	$(0.05)